Other Information (Tables)	12 Months Ended
Dec. 31, 2014
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Cash Payments for Interest and Income Taxes (Net of Refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Interest	$52.2	$52.1	$52.5
Income taxes (net of refunds)	$2.5	$0.9	$7.7